Business Combination and Disposal of Subsidiaries (Tables)	12 Months Ended
Jun. 30, 2026
Business Combination and Disposal of Subsidiaries [Abstract]
Schedule of Cash Flows of the Acquisitions of Subsidiaries

The fair value of consideration transferred and the effects on cash flows of the acquisitions of subsidiaries are as follows:

	ARB Synergy	ARB Databook	Total
	RM	RM	RM

Net assets upon acquired	(9,454)	(49,947)	(59,401)
Less: NCI	-	-
Equity shares acquired	100%	100%	100%
Group’s share of net assets acquired	(9,454)	(49,947)	(59,401)
Add: Other reserves	59,401	-	59,401
Total fair value of consideration for the acquisitions	49,947	(49,947)	-

Fair value consideration for the acquisitions	49,947	(49,947)	-
Less: Consideration paid	(49,947)	49,947	-
Total consideration satisfied by cash	-	-	-
Less: Cash and cash equivalents of subsidiaries	(105,619)	-	(105,619)
Cash inflow from acquisitions of subsidiaries	105,619	-	105,619

The fair value of consideration transferred and the effects on cash flows of the acquisitions of subsidiaries were as follows:

ARB WMS
RM

Net assets upon acquired	210,802
Less: NCI
Equity shares acquired	49%
Group’s share of net assets acquired	103,293
Less: Difference arising from acquisition of non-controlling interests recognised directly in equity	(54,293)
Total fair value of consideration for the acquisitions	49,000

Fair value consideration for the acquisitions	49,000
Less: Consideration paid	-
Total consideration satisfied by cash	49,000

Schedule of Financial Statements

The effect on the Group’s consolidated financial statements is as follows:

ARB Synergy
RM

Cash proceed	-
Less: Cost of investment in subsidiaries	(1)
Loss on disposal of subsidiaries at subsidiaries’ company level	(1)
Post-acquisition reserves recognized up to the date of disposal	4,440
4,439
Realization of foreign currency translation gain reclassified from reserve	-
Gain on disposal of subsidiaries at the Group level	4,439

The effects on the Group’s consolidated financial statements are as follows:

ARB Midware
Group
RM

Cash proceed	1
Less: Cost of investment in subsidiaries	(1)
Gain/(loss) on disposal of subsidiaries at subsidiaries’ company level	-
Post-acquisition reserves recognized up to the date of disposal	(305,818)
(305,818)
Realization of foreign currency translation gain reclassified from reserve	-
Loss on disposal of subsidiaries at the Group level	(305,818)

Schedule of Assets and Liabilities of Disposal of Subsidiaries

The value of assets and liabilities of disposal of subsidiaries are as follows:

ARB Synergy
RM

Other receivables, prepayments and deposits	349
Cash and bank balances	1,086
Other payables and accruals	(4,400)
Tax payables	(1,474)
(4,439)
Add: Goodwill	-
(4,439)
Gain on disposal of subsidiaries at the Group level	4,439
Net disposal proceeds	-
Cash and cash equivalents of subsidiaries disposed	(1,086)
Net cash outflow upon disposal of subsidiaries	(1,086)

The value of assets and liabilities of disposal of subsidiaries are as follows:

ARB Midware
Group
RM

Trade receivables	1,448,282
Other receivables, prepayments and deposits	205,000
Cash and bank balances	213,504
Trade payables	(618,071)
Other payables and accruals	(450,751)
Tax payables	(191,834)
606,130
Non-controlling interest	(300,311)
305,819
Add: Goodwill	-
305,819
Loss on disposal of subsidiaries at the Group level	(305,818)
Net disposal proceeds	1
Cash and cash equivalents of subsidiaries disposed	(213,504)
Net cash outflow upon disposal of subsidiaries	(213,503)